INTEREST BEARING DEPOSITS WITH BANKS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Placements [Abstract]
Placements In EUR		€ 2,886,597	€ 5,894,673
Placements in other currencies		881,027	504,094
Total	4,984,289	3,767,624	6,398,767	[1]
Maturity analysis:
Up to 3 months		3,567,531	6,179,752
From 3 months to 1 year		26,045	44,742
Over 1 year		174,048	174,273
Total	$ 4,984,289	€ 3,767,624	€ 6,398,767	[1]

[1]	As restated. See Note 43 for more information.